NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES)	AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
The amortized cost and fair value of available-for-sale fixed maturity securities are shown below:

AS AT DEC.31, 2022 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Carrying Value / Fair Value
Available-for-sale fixed maturity securities
U.S. treasury and government	$148	$—	$(38)	$—	$110
U.S. states and political subdivisions	880	—	(25)	—	855
Foreign governments	353	1	(36)	—	318
Corporate debt securities	14,379	35	(1,135)	(24)	13,255
Residential mortgage-backed securities	133	—	(6)	—	127
Commercial mortgage-backed securities	422	5	(19)	—	408
Collateralized debt securities	1,291	9	(51)	(6)	1,243
Total investments in available-for-sale fixed maturity securities	$17,606	$50	$(1,310)	$(30)	$16,316

AS AT DEC.31, 2021 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Carrying Value / Fair Value
Available-for-sale fixed maturity securities
U.S. treasury and government	$108	$1	$(3)	$—	$106
U.S. states and political subdivisions	—	—	—	—	—
Foreign governments	351	12	(5)	—	358
Corporate debt securities	1,777	27	(17)	—	1,787
Commercial mortgage-backed securities	154	—	(5)	—	149
Collateralized debt securities	17	—	—	—	17
Total investments in available-for-sale fixed maturity securities	$2,407	$40	$(30)	$—	$2,417
The amortized cost and fair value, by contractual maturity, of available-for-sale fixed maturity securities are shown below:

	December 31, 2022		December 31, 2021
US$ MILLIONS	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$494	$489	$9	$9
Due after one year through five years	5,244	5,072	182	179
Due after five years through ten years	5,907	5,436	559	560
Due after ten years	5,961	5,319	1,657	1,669
Total	$17,606	$16,316	$2,407	$2,417
Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities, which are not due at a single maturity, have been presented based on the year of final contractual maturity.
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE YEAR ENDED DEC.31, 2022 US$ MILLIONS	2022	2021	2020
Proceeds from sales of available-for-sale fixed maturity securities	$11,882	$2,001	$561
Gross realized gains	41	34	32
Gross realized losses	(204)	(19)	(29)

Gains and losses are determined using first-in-first-out of the securities sold. In addition, the Company has pledged bonds in connection with certain agreements and transactions, such as financing and reinsurance agreements. The carrying value of bonds pledged was $117 million and $29 million at December 31, 2022 and 2021, respectively.
In accordance with various regulations, the Company has securities on deposit with regulating authorities with a carrying value of $51 million at December 31, 2022 (2021 – nil), respectively.
The gross unrealized losses and fair value of available-for-sale fixed maturity securities, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position due to market factors are shown below (in millions, except number of issues)

	Less than 12 months			12 months or more			Total
AS AT DEC. 31, 2022 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value
Available-for-sale fixed maturity securities
U.S. treasury and government	41	$(36)	$104	5	$(2)	$4	46	$(38)	$108
U.S. states and political subdivisions	579	(25)	824	—	—	—	579	(25)	824
Foreign governments	13	(23)	258	11	(13)	25	24	(36)	283
Corporate debt securities	1,533	(943)	10,644	251	(192)	912	1,784	(1,135)	11,556
Residential mortgage-backed securities	46	(6)	93	—	—	—	46	(6)	93
Commercial mortgage-backed securities	62	(14)	231	12	(5)	29	74	(19)	260
Collateralized debt securities	82	(50)	762	12	(1)	17	94	(51)	779
Total	$2,356	$(1,097)	$12,916	291	$(213)	$987	2,647	$(1,310)	$13,903

	Less than 12 months			12 months or more			Total
AS AT DEC. 31, 2021 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value
Available-for-sale fixed maturity securities
U.S. treasury and government	13	$(3)	$12	—	$—	$—	13	$(3)	$12
Foreign governments	24	(4)	145	1	(1)	5	25	(5)	150
Corporate debt securities	263	(16)	825	5	(1)	12	268	(17)	837
Residential mortgage-backed securities	—	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	27	(4)	100	1	—	2	28	(4)	102
Collateralized debt securities	11	—	9	—	—	—	11	—	9
Total	338	$(27)	$1,091	7	$(2)	$19	345	$(29)	$1,110
Several assumptions and underlying estimates are made in the evaluation of allowance for credit loss. Examples include financial condition, near term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices. Based on this evaluation, unrealized losses on bonds available-for-sale where an allowance for credit loss was not recorded were concentrated in the Company's fixed maturity securities within the transportation sector.

Allowance for Credit Losses

Additions to or releases of the allowance on all fixed maturity securities are reported in “investment related gains (losses)” in the statements of operations.
The following table provides for a rollforward of allowance for credit loss for available-for-sale fixed maturity securities by major security type.

FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Corporate Debt Securities	Collateralized Debt Securities	Total
Balance at January 1, 2022	$—	$—	$—
Credit losses recognized on securities for which credit losses were not previously recorded	(22)	(6)	(28)
Reductions for securities sold during the year	1	—	1
Increase in allowance related to purchases	(3)	—	(3)
Balance at December 31, 2022	$(24)	$(6)	$(30)
There were no credit losses for the years ended 2021 and 2020.
EQUITY SECURITIES
The components of the change in net gains (losses) on equity securities recognized in investment related gains (losses) in the statement of operations are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Unrealized gains (losses) on equity securities	$17	$(42)	$—
Net gains (losses) on equity securities sold	(28)	—	—
Net gains (losses) on equity securities	$(11)	$(42)	$—
Equity securities by market sector distribution are shown below, based on fair value:

IN PERCENTAGES	December 31, 2022	December 31, 2021
Consumer goods	5%	—%
Energy and utilities	3	—
Finance	66	2
Healthcare	5	12
Industrials	2	3
Information technology	14	80
Other	5	3
Total	100%	100%
NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES)
Net investment income is shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Available-for-sale fixed maturity securities	$560	$56	$29
Equity securities	6	—	—
Mortgage loans	208	3	—
Private loans	27	3	—
Real estate and real estate partnerships	60	—	—
Equity accounted investment	—	8	—
Investment funds and corporations	34	4	—
Short-term investments	58	2	—
Other invested assets	25	—	—
Total	$978	$76	$29
Net investment income from equity method investments, comprised of real estate partnerships and real estate partnerships was $89 million, $12 million and nil for the years ended December 2022, 2021 and 2020, respectively.

Investment related gains (losses) are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Available-for-sale fixed maturity securities
Change in allowance for credit losses and impairments	$(30)	$—	$—
Net gains (losses) on disposals	(80)	14	3
Net gains (losses) on equity securities and equity method discontinuation	(55)	(42)	—
Mortgage loans and private loans
Change in allowance for credit losses and impairments	(57)	(16)	—
Net gains (losses) on disposals	(7)	—	—
Change in fair value of other invested assets and short-term investments	(1)	(4)	—
Net gains (losses) on derivatives	45	(7)	6
Total investment related gains (losses), net	$(185)	$(55)	$9